Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.4%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	71,900	4,061,631
Entertainment 1.7%
Activision Blizzard, Inc.	38,900	3,783,025
Electronic Arts, Inc.	17,300	2,472,689
Netflix, Inc.(a)	1,100	553,091
Walt Disney Co. (The)(a)	6,400	1,143,360
Total		7,952,165
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	8,900	20,975,965
Facebook, Inc., Class A(a)	39,650	13,034,144
Total		34,010,109
Media 1.3%
Comcast Corp., Class A	7,500	430,050
Interpublic Group of Companies, Inc. (The)	99,100	3,338,679
News Corp., Class A	77,300	2,086,327
Total		5,855,056
Total Communication Services		51,878,961
Consumer Discretionary 11.7%
Automobiles 0.6%
Tesla Motors, Inc.(a)	4,825	3,016,687
Distributors 0.6%
Genuine Parts Co.	20,600	2,701,072
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	21,700	3,108,091
Starbucks Corp.	36,200	4,122,456
Total		7,230,547
Household Durables 1.2%
Lennar Corp., Class A	25,300	2,504,953
PulteGroup, Inc.	52,300	3,022,417
Total		5,527,370
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	4,755	15,325,698
Etsy, Inc.(a)	6,200	1,021,326
Total		16,347,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.9%
Target Corp.	17,900	4,061,868
Specialty Retail 3.2%
Best Buy Co., Inc.	12,000	1,394,880
Home Depot, Inc. (The)	6,450	2,056,969
L Brands, Inc.(a)	21,200	1,481,244
Lowe’s Companies, Inc.	21,600	4,208,328
O’Reilly Automotive, Inc.(a)	4,950	2,648,844
Ross Stores, Inc.	21,500	2,717,385
Total		14,507,650
Total Consumer Discretionary		53,392,218
Consumer Staples 6.0%
Food & Staples Retailing 0.9%
Kroger Co. (The)	87,700	3,243,146
Walmart, Inc.	5,200	738,556
Total		3,981,702
Food Products 0.9%
JM Smucker Co. (The)	12,200	1,626,138
Kraft Heinz Co. (The)	51,400	2,240,526
Tyson Foods, Inc., Class A	5,800	461,100
Total		4,327,764
Household Products 2.2%
Colgate-Palmolive Co.	34,100	2,856,898
Procter & Gamble Co. (The)	51,500	6,944,775
Total		9,801,673
Tobacco 2.0%
Altria Group, Inc.	84,100	4,139,402
Philip Morris International, Inc.	53,500	5,159,005
Total		9,298,407
Total Consumer Staples		27,409,546
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Cabot Oil & Gas Corp.	75,200	1,233,280
Chevron Corp.	16,700	1,733,293
EOG Resources, Inc.	48,700	3,912,558
Exxon Mobil Corp.	23,300	1,360,021
HollyFrontier Corp.	88,300	2,867,101
Total		11,106,253
Total Energy		11,106,253
Financials 11.6%
Banks 4.0%
Bank of America Corp.	24,200	1,025,838
Citigroup, Inc.	48,100	3,785,951
Citizens Financial Group, Inc.	36,000	1,796,400
JPMorgan Chase & Co.	56,100	9,213,864
KeyCorp	29,300	675,072
Regions Financial Corp.	82,200	1,924,302
Total		18,421,427
Capital Markets 2.9%
BlackRock, Inc.	5,150	4,516,756
Morgan Stanley	55,200	5,020,440
T. Rowe Price Group, Inc.	18,700	3,578,245
Total		13,115,441
Consumer Finance 0.7%
Capital One Financial Corp.	18,500	2,974,430
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(a)	14,400	4,167,936
Insurance 3.1%
Allstate Corp. (The)	26,600	3,633,826
Arthur J Gallagher & Co.	24,100	3,533,301
MetLife, Inc.	49,700	3,248,392
Progressive Corp. (The)	4,100	406,228
Prudential Financial, Inc.	28,600	3,059,342
Total		13,881,089
Total Financials		52,560,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.0%
Biotechnology 1.7%
AbbVie, Inc.	29,100	3,294,120
Amgen, Inc.	1,900	452,086
Biogen, Inc.(a)	1,609	430,375
Gilead Sciences, Inc.	11,800	780,098
Regeneron Pharmaceuticals, Inc.(a)	1,900	954,617
Vertex Pharmaceuticals, Inc.(a)	9,350	1,950,691
Total		7,861,987
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	45,900	5,354,235
Dentsply Sirona, Inc.	25,600	1,713,152
Hologic, Inc.(a)	22,000	1,387,320
Medtronic PLC	8,300	1,050,697
Total		9,505,404
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	33,500	1,878,345
HCA Healthcare, Inc.	19,000	4,081,010
McKesson Corp.	17,500	3,366,825
UnitedHealth Group, Inc.	4,450	1,833,044
Total		11,159,224
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	16,000	2,210,080
IQVIA Holdings, Inc.(a)	14,900	3,578,384
Thermo Fisher Scientific, Inc.	3,200	1,502,400
Total		7,290,864
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	71,200	4,679,264
Johnson & Johnson	51,200	8,665,600
Merck & Co., Inc.	48,100	3,650,309
Perrigo Co. PLC	9,500	438,330
Pfizer, Inc.	146,400	5,670,072
Total		23,103,575
Total Health Care		58,921,054
Industrials 8.8%
Aerospace & Defense 0.4%
L3Harris Technologies, Inc.	7,300	1,591,838

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	21,800	4,678,280
Airlines 0.2%
Delta Air Lines, Inc.(a)	9,700	462,496
Southwest Airlines Co.(a)	8,200	503,972
Total		966,468
Building Products 0.8%
Johnson Controls International PLC	53,500	3,559,890
Construction & Engineering 0.3%
Quanta Services, Inc.	12,600	1,201,410
Electrical Equipment 0.9%
Eaton Corp. PLC	3,700	537,425
Emerson Electric Co.	38,600	3,693,634
Total		4,231,059
Machinery 3.1%
Deere & Co.	12,250	4,423,475
Parker-Hannifin Corp.	10,850	3,343,428
Pentair PLC	40,800	2,813,976
Snap-On, Inc.	13,600	3,462,832
Total		14,043,711
Professional Services 0.7%
Robert Half International, Inc.	38,300	3,400,657
Road & Rail 1.4%
Norfolk Southern Corp.	6,200	1,741,580
Union Pacific Corp.	20,400	4,584,492
Total		6,326,072
Total Industrials		39,999,385
Information Technology 26.2%
Communications Equipment 1.5%
Arista Networks, Inc.(a)	2,750	933,295
Cisco Systems, Inc.	111,800	5,914,220
Total		6,847,515
IT Services 4.0%
Accenture PLC, Class A	18,200	5,135,312
Automatic Data Processing, Inc.	2,800	548,856
Gartner, Inc.(a)	9,600	2,225,664
MasterCard, Inc., Class A	15,100	5,444,758
Common Stocks (continued)
Issuer	Shares	Value ($)
PayPal Holdings, Inc.(a)	4,700	1,222,094
VeriSign, Inc.(a)	7,800	1,715,376
Visa, Inc., Class A	8,500	1,932,050
Total		18,224,110
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(a)	52,500	4,204,200
Broadcom, Inc.	11,050	5,219,246
Intel Corp.	93,500	5,340,720
Lam Research Corp.	4,375	2,843,094
NVIDIA Corp.	2,650	1,721,917
QUALCOMM, Inc.	10,600	1,426,124
Total		20,755,301
Software 9.9%
Adobe, Inc.(a)	11,900	6,004,502
Autodesk, Inc.(a)	12,300	3,516,078
Cadence Design Systems, Inc.(a)	6,500	825,435
Fortinet, Inc.(a)	10,700	2,338,378
Intuit, Inc.	10,250	4,500,673
Microsoft Corp.(b)	108,200	27,015,376
ServiceNow, Inc.(a)	2,050	971,454
Total		45,171,896
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	221,500	27,601,115
HP, Inc.	27,200	795,056
Total		28,396,171
Total Information Technology		119,394,993
Materials 2.5%
Chemicals 1.3%
Celanese Corp., Class A	6,900	1,141,605
Dow, Inc.	54,600	3,735,732
Eastman Chemical Co.	9,600	1,203,840
Total		6,081,177
Containers & Packaging 0.8%
International Paper Co.	56,800	3,584,080
Metals & Mining 0.4%
Nucor Corp.	17,000	1,743,180
Total Materials		11,408,437

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Iron Mountain, Inc.	15,800	687,932
Kimco Realty Corp.	96,800	2,062,808
Public Storage	4,600	1,299,408
Simon Property Group, Inc.	27,400	3,520,626
Weyerhaeuser Co.	89,000	3,378,440
Total		10,949,214
Total Real Estate		10,949,214
Utilities 2.2%
Electric Utilities 1.1%
Evergy, Inc.	38,000	2,355,620
NRG Energy, Inc.	79,000	2,539,850
Total		4,895,470
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	118,900	3,021,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
DTE Energy Co.	15,600	2,152,644
Total Utilities		10,069,363
Total Common Stocks (Cost $259,135,273)		447,089,747

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	8,684,994	8,684,125
Total Money Market Funds (Cost $8,683,737)		8,684,125
Total Investments in Securities (Cost: $267,819,010)		455,773,872
Other Assets & Liabilities, Net		(400,323)
Net Assets		455,373,549

At May 31, 2021, securities and/or cash totaling $736,556 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	46	06/2021	USD	9,665,520	287,863	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	7,860,589	18,640,748	(17,817,211)	(1)	8,684,125	—	1,037	8,684,994
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2021

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT173_02_L01_(07/21)